CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

As long as the following convertible notes remain outstanding, the Company is restricted from incurring any indebtedness or liens, except as permitted (as defined), and cannot amend its charter in any matter that materially effects rights of noteholders, repay or repurchase more than de minimis number of shares of common stock other than conversion or warrant shares, repay or repurchase all or any portion of any indebtedness, or pay cash dividends.

A Convertible Note to Auctus issued on February 25, 2019, was paid off on February 20, 2020, at an amount of $325,000, including $91,362 in accrued interest and $690 in fees, and 750,000 cashless warrants were exercised on March 12, 2020.

Current convertible notes

In the period January 1 to March 18, 2020 the Company entered into five contracts totaling $356,100 Senior Secured Promissory Note (“the Notes”), at an interest rate of 4-8% per annum, maturing in one year from issuance (the “Maturity Date”). Issuance fees totaling $50,100 were recorded as a debt discount, resulting in net proceeds of $314,000. The Notes are convertible into common stock of the Company, par value $.001 per share (the “Common Stock”) at any time after the earlier of: (i) 180 days from the date of the Notes or (ii) upon effective date of a new registration statement. The conversion price of the Notes is equal to the lesser of: (i) the lowest trading price for the twenty-day period prior to the date of the Notes or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Company may prepay the Notes at any time at a rate of 120% of outstanding principal and interest during the first 90 days it is outstanding and 130% of outstanding principal and interest for the next 90 days thereafter. Thereafter the prepayment amount increases 5% for each thirty-day period until 270 days from the issue date at which time it is fixed at 150% of the outstanding principal and interest on the Notes.

The Company also issued five-year warrants with cashless exercise provisions to purchase shares of Common Stock of the Company at an exercise price of $2.00 per share with cashless exercise provisions. For the three months ended at March 31, 2020, the Company issued 72,000 warrants, resulting in an amortized debt discount of $12,711.

Default on Convertible Notes

On April 16, 2020, SEC ordered, pursuant to Section 12(k) of the Securities Exchange Act of 1934, that trading of BIXT was suspended for the period April 16 through April 29, 2020.

As a result of the SEC ordered suspension the Company defaulted on outstanding Convertible Notes; resulting in an increase of the interest to ranges between 15% and 24% and the principal to increase to 168% of principal loan amount. The convertible debt increased by $673,956 to $1,612,356 while the interest accrual increased to approximately $28,711/month, amounting to $350,545 at March 31, 2021. At the default date, April 16, 2020, remaining debt discount of $76,265 was amortized to interest expense and the remaining debt premium of $856,560 was accredited to additional paid-in capital.

 A summary of the outstanding notes at March 31, 2021, are as follows:

Debtor	Date of Issuance	Default Date	Principal Amount	Default Penalty	Default Interest	Warrants Issued	Term	Exercise Price	Amortization of Warrants	Accrued Interest
GS Capital	10/30/2019	4/16/2020	$125,000	$65,808	24%	50,000	5	$2.00	$23,867	$45,992
Power Up #1	10/24/2019	4/16/2020	106,000	114,224	22%	—	—	—	—	50,438
Peak One	10/23/2019	4/16/2020	120,000	36,000	18%	50,000	5	2.00	21,606	26,849
Tangiers	10/23/2019	4/16/2020	106,300	48.261	18%	50,000	5	2.00	21,116	30,702
FirstFire	11/20/2019	4/16/2020	125,000	65,541	24%	50,000	5	2.00	17,979	45,753
Power Up #2	12/30/2019	4/16/2020	54,600	57,185	22%	—	—	—	—	24,807
EMA Financial	01/10/2020	4/16/2020	125,000	135,158	24%	50,000	5	2.00	5,948	61,030
Crown Bridge	02/20/2020	4/16/2020	55,000	28,015	15%	22,000	5	2.00	6,763	12,250
Power Up #3	02/19/2020	4/16/2020	56,600	58,039	22%	—	—	—	—	24,835
Power Up #4	03/18/2020	4/16/2020	64,900	65,725	22%	—	—	—	—	27,890
			$938,400	$673,956		272,000			$97,279	$350,545

Convertible notes payable consists of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Principal balance	$938,400	$938,400
Default Penalty	673,956	673,056
Unamortized debt discount	-	-
Unamortized debt premium	-	-
Outstanding, net of debt discount and premium	$1,612,356	$1,612,356

NOTE 7 – CONVERTIBLE NOTES PAYABLE

As long as the following convertible notes remain outstanding, the Company is restricted from incurring any indebtedness or liens, except as permitted (as defined), and cannot amend its charter in any matter that materially effects rights of noteholders, repay or repurchase more than de minimis number of shares of common stock other than conversion or warrant shares, repay or repurchase all or any portion of any indebtedness, or pay cash dividends.

Auctus Note #1

On October 24, 2019 (the “Date of Issuance”) the Company issued a convertible promissory note (the “Auctus Note #1”) with a face value of $250,000, maturing on October 23, 2020, and a stated interest of 8% to a third-party investor. The Auctus Note #1 is convertible into common stock of the Company, par value $.001 per share (the “Common Stock”) at any time after the earlier of: (i) 180 days from the date of the Auctus Note #1, or (ii) upon effective date of a registration statement. The conversion price of the Auctus Note #1 is equal to the lesser of : (i) the lowest trading price for the twenty-day period prior to the date of the Auctus Note #1 or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Auctus Note #1 was funded on October 29, 2019, when the Company received proceeds of $222,205, after disbursements for the lender’s transaction costs, fees and expenses which in aggregate resulted in a total discount of $27,795 to be amortized to interest expense over the life of the Auctus Note #1.

Additionally, the variable conversion rate component requires that the Auctus Note #1 be valued at its stock redemption value (i.e., “if-converted” value) pursuant to ASC 480, Distinguishing Liabilities from Equity, with the excess over the undiscounted face value being deemed a premium to be added to the principal balance and amortized to additional paid-in capital over the life of the Auctus Note #1. As such, the Company recorded a premium of $343,796 as a reduction to additional paid-in capital based on a discounted “if-converted” rate of $0.21 per share (65% of the average of the three lowest trading prices during the 20 days preceding the note’s issuance), which computed to 1,211,828 shares of ‘if-converted’ common stock with a redemption value of $593,796 due to $0.49 per share fair market value of the Company’s stock on the Auctus Note #1’s date of issuance. Debt discount amortization is recorded as interest expense, while debt premium amortization is recorded as an increase to additional paid-in capital.

Along with the Auctus Note #1, on the Date of Issuance the Company issued 208,333 Common Stock Purchase Warrants (the “Warrants”), exercisable immediately at a fixed exercise price of $0.60 with an expiration date of October 23, 2023. The Company has determined that the Warrants are exempt from derivative accounting and were valued at $101,937 on the Date of Inception using the Black Scholes Options Pricing Model. Assumptions used for the Black Scholes Options Pricing Model include (1) stock price of $0.49 per share, (2) exercise price of $0.60 per share, (3) term of 5 years, (4) expected volatility of 251% and (5) risk free interest rate of 2.51%. The note proceeds of $250,000 were then allocated between the fair value of the Auctus Note #1 ($250,000) and the Warrants ($101,937), resulting in a debt discount of $72,412. As the warrants were exercisable immediately, this debt discount was amortized in its entirety to interest expense on the Date of Issuance. Upon cashless conversion on March 12, 2020 an additional 166,667 warrants were issued for a market value of $66,363.

The Auctus Note #1 was paid off on October 24, 2019, and the warrants were exercised on March 12,2020

Auctus Note #2

On February 25, 2019, the Company entered into a $250,000 Senior Secured Promissory Note (“the Auctus Note #2”), dated February 25, 2019 at an interest rate of 8% per annum, maturing on February 24, 2020 (the “Maturity Date”). Issuance fees totaling $27,750 were recorded as a debt discount, resulting in net proceeds of $222,250. The Auctus Note #2 is convertible into common stock of the Company, par value $.001 per share (the “Common Stock”) at any time after the earlier of: (i) 180 days from the date of the Auctus Note #2 or (ii) upon effective date of a new registration statement. The conversion price of the Auctus Note #2 is equal to the lesser of : (i) the lowest trading price for the twenty-day period prior to the date of the Auctus Note #2 or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Company may prepay the Auctus Note #2 at any time at a rate of 120% of outstanding principal and interest during the first 90 days it is outstanding and 130% of outstanding principal and interest for the next 90 days thereafter. Thereafter the prepayment amount increases 5% for each thirty-day period until 270 days from the issue date at which time it is fixed at 150% of the outstanding principal and interest on the Auctus Note #2.

Additionally, the variable conversion rate component requires that the Auctus Note #2 be valued at its stock redemption value (i.e., “if-converted” value) pursuant to ASC 480, Distinguishing Liabilities from Equity, with the excess over the undiscounted face value being deemed a premium to be added to the principal balance and accreted to additional paid-in capital over the life of the Auctus Note #2. As such, the Company recorded a premium of $82,500 as a reduction to additional paid-in capital based on a discounted “if-converted” rate of $0.20 per share (lowest trading price during the 20 days preceding the note’s issuance), which computed to 1,250,000 shares of ‘if-converted’ common stock with a redemption value of $332,500 due to $0.266 per share fair market value of the Company’s stock on the Auctus Note #2’s date of issuance. Debt discount amortization is recorded as interest expense, while debt premium accretion is recorded as an increase to additional paid-in capital. For the year ended December 31, 2020, the Company amortized $4,647 debt discount to operations as interest expense, and accreted $24,121 of premium to additional paid-in capital.

Along with the Auctus Note #2, on the Date of Issuance the Company issued 208,333 Common Stock Purchase Warrants (the “Warrants”), exercisable immediately at a fixed exercise price of $0.60 with an expiration date of February 24, 2024. The Company has determined that the Warrants are exempt from derivative accounting and were valued at $55,417 on the Date of Inception using the Black Scholes Options Pricing Model. Assumptions used for the Black Scholes Options Pricing Model include (1) stock price of $0.27 per share, (2) exercise price of $0.60 per share, (3) term of 5 years, (4) expected volatility of 323% and (5) risk free interest rate of 2.56%. The Auctus Note #2 proceeds of $250,000 were then allocated between the fair value of the Auctus Note #2 ($250,000) and the Warrants ($55,417), resulting in a debt discount of $45,361. As the warrants are exercisable immediately, this debt discount was amortized in its entirety to interest expense on the Date of Issuance. Upon cashless conversion on March 12, 2020 an additional 166,667 warrants were issued for a market value of $66,364.

The Auctus Note #2 was paid off on February 20, 2020, and the warrants were exercised on March 12,2020.

Current notes convertible

In the period January 1 to March 18, 2020 the Company entered into five contracts totaling $356,100 Senior Secured Promissory Note (“the Notes”), at an interest rate of 4-8% per annum, maturing in one year from issuance (the “Maturity Date”). Issuance fees totaling $50,100 were recorded as a debt discount, resulting in net proceeds of $306,000. The Notes are convertible into common stock of the Company, par value $.001 per share (the “Common Stock”) at any time after the earlier of: (i) 180 days from the date of the Notes or (ii) upon effective date of a new registration statement. The conversion price of the Notes is equal to the lesser of: (i) the lowest trading price for the twenty-day period prior to the date of the Notes or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Company may prepay the Notes at any time at a rate of 120% of outstanding principal and interest during the first 90 days it is outstanding and 130% of outstanding principal and interest for the next 90 days thereafter. Thereafter the prepayment amount increases 5% for each thirty-day period until 270 days from the issue date at which time it is fixed at 150% of the outstanding principal and interest on the Notes.

The Company also issued five-year warrants with cashless exercise provisions to purchase shares of Common Stock of the Company at an exercise price of $2.00 per share with cashless exercise provisions. For the year ending at December 31, 2020, the Company issued 72,000 warrants, resulting in an amortized debt discount of $12,711.

Default on Convertible Notes

On April 16, 2020, SEC ordered, pursuant to Section 12(k) of the Securities Exchange Act of 1934, that trading of BIXT was suspended for the period April 16 through April 29, 2020.

As a result of the SEC ordered suspension the Company defaulted on outstanding Convertible Notes; resulting in an increase of the interest to ranges between 15% and 24% and the principal to increase to 168% of principal loan amount. The convertible debt increased by $673,956 to $1,612,356 while the interest accrual increased to approximately $28,563/month, amounting to $263,135 at December 31, 2020. At the default date, April 16, 2020, remaining debt discount of $76,265 was amortized to interest expense and the remaining debt premium of $856,560 was accredited to additional paid-in capital.

A summary of the outstanding notes at December 31, 2020, are as follows:

Debtor	Date of Issuance	Default Date	Principal Amount	Default Penalty	Default Interest	Warrants Issued	Term	Exercise Price	Amortization of Warrants	Accrued Interest
GS Capital	10/30/2019	4/16/2020	$125,000	$65,808	24%	50,000	5	$2.00	$23,867	$34,700
Power Up #1	10/24/2019	4/16/2020	106,000	114,224	22%	—	—	—	—	38,491
Peak One	10/23/2019	4/16/2020	120,000	36,000	18%	50,000	5	2.00	21,606	19,925
Tangiers	10/23/2019	4/16/2020	106,300	48.261	18%	50,000	5	2.00	21,116	23,842
FirstFire	11/20/2019	4/16/2020	125,000	65,541	24%	50,000	5	2.00	17,979	34,477
Power Up #2	12/30/2019	4/16/2020	54,600	57,185	22%	—	—	—	—	18,743
EMA Financial	01/10/2020	4/16/2020	125,000	135,158	24%	50,000	5	2.00	5,948	44,357
Crown Bridge	02/20/2020	4/16/2020	55,000	28,015	15%	22,000	5	2.00	6,763	9,180
Power Up #3	02/19/2020	4/16/2020	56,600	58,039	22%	—	—	—	—	18,616
Power Up #4	03/18/2020	4/16/2020	64,900	65,725	22%	—	—	—	—	20,804
			$938,400	$673,956		272,000			$97,279	$263,135

Convertible notes payable consists of the following at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Principal balance	$938,400	$886,900
Default penalty	673,956	—
Unamortized debt discount	—	(60,038)
Unamortized debt premium	—	24,121
Outstanding, net of debt discount and premium	$1,612,356	$850,983